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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23163

Oppenheimer International Growth and Income Fund

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Joseph Benedetti, Esquire

Invesco Advisers, Inc.

225 Liberty Street

New York, NY 10281-1008

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 5/31

Date of reporting period: 7/01/18 – 6/30/19

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23163
Reporting Period: 07/01/2018 - 06/30/2019
Oppenheimer International Growth and Income Fund

=============== Oppenheimer International Growth and Income Fund ===============

AMCOR LTD.

Ticker:       AMC            Security ID:  Q03080100
Meeting Date: OCT 11, 2018   Meeting Type: Annual
Record Date:  OCT 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
2a    Elect Graeme Liebelt as Director        For       For          Management
2b    Elect Jeremy Sutcliffe as Director      For       For          Management
3     Approve Grant of Options and            For       For          Management
      Performance Shares to Ron Delia
4     Approve Grant of Share Rights to Ron    For       For          Management
      Delia
5     Approve the Remuneration Report         For       For          Management

--------------------------------------------------------------------------------

BT GROUP PLC

Ticker:       BT.A           Security ID:  G16612106
Meeting Date: JUL 11, 2018   Meeting Type: Annual
Record Date:  JUL 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       Against      Management
3     Approve Final Dividend                  For       For          Management
4     Elect Jan du Plessis as Director        For       For          Management
5     Re-elect Gavin Patterson as Director    For       For          Management
6     Re-elect Simon Lowth as Director        For       For          Management
7     Re-elect Iain Conn as Director          For       For          Management
8     Re-elect Tim Hottges as Director        For       For          Management
9     Re-elect Isabel Hudson as Director      For       For          Management
10    Re-elect Mike Inglis as Director        For       For          Management
11    Re-elect Nick Rose as Director          For       For          Management
12    Re-elect Jasmine Whitbread as Director  For       For          Management
13    Appoint KPMG LLP as Auditors            For       For          Management
14    Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
15    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
16    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
17    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
18    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice
19    Authorise EU Political Donations and    For       For          Management
      Expenditure

--------------------------------------------------------------------------------

HELLA GMBH & CO. KGAA

Ticker:       HLE            Security ID:  D3R112160
Meeting Date: SEP 28, 2018   Meeting Type: Annual
Record Date:  SEP 06, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports for Fiscal 2017/2018
2     Approve Allocation of Income and        For       For          Management
      Dividends of EUR 1.05 per Share
3     Approve Discharge of Personally Liable  For       For          Management
      Partner for Fiscal 2017/2018
4     Approve Discharge of Supervisory Board  For       For          Management
      for Fiscal 2017/2018
5     Approve Discharge of Shareholders'      For       For          Management
      Committee for Fiscal 2017/2018
6     Ratify PricewaterhouseCoopers GmbH      For       For          Management
      Wirtschaftspruefungsgesellschaft,
      Bremen as Auditors for Fiscal 2018/2019

--------------------------------------------------------------------------------

KONINKLIJKE BOSKALIS WESTMINSTER NV

Ticker:       BOKA           Security ID:  N14952266
Meeting Date: AUG 15, 2018   Meeting Type: Special
Record Date:  JUL 18, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Elect B.H. Heijermans, MSc to           For       For          Management
      Management Board
3     Other Business (Non-Voting)             None      None         Management
4     Close Meeting                           None      None         Management

--------------------------------------------------------------------------------

ROYAL MAIL PLC

Ticker:       RMG            Security ID:  G7368G108
Meeting Date: JUL 19, 2018   Meeting Type: Annual
Record Date:  JUL 17, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       For          Management
      Statutory Reports
2     Approve Remuneration Report             For       Against      Management
3     Approve Final Dividend                  For       For          Management
4     Elect Stuart Simpson as Director        For       For          Management
5     Elect Simon Thompson as Director        For       For          Management
6     Elect Keith Williams as Director        For       For          Management
7     Elect Rico Back as Director             For       For          Management
8     Elect Sue Whalley as Director           For       For          Management
9     Re-elect Peter Long as Director         For       Against      Management
10    Re-elect Rita Griffin as Director       For       For          Management
11    Re-elect Orna Ni-Chionna as Director    For       For          Management
12    Re-elect Les Owen as Director           For       For          Management
13    Reappoint KPMG LLP as Auditors          For       For          Management
14    Authorise the Audit and Risk Committee  For       For          Management
      to Fix Remuneration of Auditors
15    Authorise EU Political Donations and    For       For          Management
      Expenditure
16    Authorise Issue of Equity with          For       For          Management
      Pre-emptive Rights
17    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
18    Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights in Connection with
      an Acquisition or Other Capital
      Investment
19    Authorise Market Purchase of Ordinary   For       For          Management
      Shares
20    Authorise the Company to Call General   For       For          Management
      Meeting with Two Weeks' Notice

--------------------------------------------------------------------------------

WHITBREAD PLC

Ticker:       WTB            Security ID:  G9606P197
Meeting Date: OCT 10, 2018   Meeting Type: Special
Record Date:  OCT 08, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Sale by the Company of Costa    For       For          Management
      Limited

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

By (Signature and Title)*                /s/ Joseph C. Benedetti

Joseph C. Benedetti

Assistant Secretary

Date                August 8, 2019

*	Please print the name and title of the signing officer below the signature.